Geological event - Alagoas (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provision		R$ 1,171,498	R$ 1,153,830
Alagoas member
IfrsStatementLineItems [Line Items]
Balance at beginning		7,661,259	9,175,777	R$ 3,383,067
Balance at ending		6,626,558	7,661,259	9,175,777
Additions		1,520,019	1,339,765	6,901,827
Payments and reclassifications	[1]	(2,742,791)	(2,928,081)	(1,181,931)
Realization of present value adjustment		188,071	73,798	72,814
Balance at ending		6,626,558	7,661,259	9,175,777
Current liability		4,247,609	4,378,071	4,349,931
Non-current liability		2,378,949	3,283,188	4,825,846
Provision		R$ 6,626,558	R$ 7,661,259	R$ 9,175,777

[1]	Of this amount, R$2,532,138 (2021: R$2,739,686) refers to payments made and R$210,653 (2021: R$188,395) was reclassified to other accounts payable.